Cover	Dec. 15, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Dec. 15, 2022
Entity File Number	333-251324
Entity Registrant Name	GLOBAL LEADERS CORPORATION
Entity Central Index Key	0001830696
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Units 2613-18
Entity Address, Address Line Two	26/F.
Entity Address, Address Line Three	Shui On Centre
Entity Address, City or Town	6-8 Harbour Road, Wanchai
Entity Address, Country	HK
City Area Code	(852)
Local Phone Number	8102 3633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable